Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Stockholders' Equity
10. Stockholders’ Equity
As of March 31, 2024, 2,000,000,000 shares, $0.0001 par value per share are authorized, of which, 1,600,000,000 shares are designated as Class A common stock, 200,000,000 shares are designated as Class X common stock, 100,000,000 shares are designated as Class C common stock and 100,000,000 shares are designated as preferred stock.
Holders of each share of each class of common stock are entitled to dividends when, as, and if declared by the Company’s board of directors (the “Board”), subject to the rights and preferences of any holders of preferred stock outstanding at the time. As of March 31, 2024, the Company had not declared any dividends. The holder of each Class A common stock is entitled to one vote, the holder of each share of Class X common stock is entitled to ten votes and except as otherwise required by law, the holder of each share of Class C common stock is not entitled to any voting powers.

On December 10, 2023, the Company entered into a securities purchase agreement for the issuance and sale of 420,769 shares of Class A common stock at a purchase price of $9.75 per share and pre-funded
warrants to purchase up to 122,821 shares of Class A common stock at a pre-funded
purchase price of $9.7499 per share with certain institutional investors in a registered direct offering. The pre-funded
warrants were immediately exercisable and had an exercise price of $0.0001 per share. The pre-funded
warrants are exercisable at any time after their original issuance at the option of the holder, in the holder’s discretion, by (1) payment in full in cash for the number of shares of common stock purchased upon such exercise or (2) a cashless exercise, in which case the holder would receive upon such exercise the net number of shares of common stock determined accruing to the formula set forth in the pre-funded
warrant. The Company also issued 543,590 warrants (the “Common Stock Warrants”) to purchase 543,590 shares of Class A common stock at an exercise price of $11.24 per share in a concurrent private placement. The issuance of the Class A common stock, the pre-funded
warrants and the Common Stock Warrants is collectively called the “Equity Offering”. On January 12, 2024, all of the
pre-funded
warrants were exercised by the investor and converted into 122,821 shares of Class A common stock.
Reverse Stock Split
At the 2023 Annual Shareholder Meeting, which was held on November 20, 2023, our stockholders approved an amendment to our second amended and restated certificate of incorporation to effect a reverse stock split of all of our issued and outstanding common stock by a ratio in the range of
1-for-10
to
1-for-50
.
On November 21, 2023, we effected a
1-for-50
reverse stock split of our issued and outstanding common stock. The reverse stock split ratio and the implementation and the timing of the reverse stock split were determined by our Board. The reverse stock split did not change the authorized number of shares or the par value of our common stock or preferred stock, but did effect a proportional adjustment to the number of common stock outstanding, the per share exercise price and the number of shares of common stock issuable upon the exercise of outstanding stock options, the number of shares of common stock issuable upon the vesting of restricted stock awards (“RSU’s”), the number of shares of common stock under the Employee Stock Purchase Plan (the “ESPP”), the conversion rate of our outstanding warrants into common stock and the number of shares of common stock eligible for issuance under our 2021 Stock Plan (the “2021 Plan”). No fractional shares were issued in connection with the reverse stock split. Each stockholder’s percentage ownership and proportional voting power generally remained unchanged as a result of the reverse stock split.
All applicable outstanding equity awards discussed below in Note 11,
Equity-Based Compensation,
have been adjusted retroactively for the
1-for-50
reverse stock split.
Accumulated Other Comprehensive Income (Loss)
The following tables summarize changes in accumulated other comprehensive income (loss) by component during the three months ended March 31, 2024 and 2023 (in thousands):

	Unrealized Gain (Loss) on Derivatives	Foreign Currency Translation Adjustment	Total
Balances at December 31, 2022	$131	$(94)	$37
Other comprehensive income (loss) before reclassifications	(101)	10	(91)
Amounts reclassified from accumulated other comprehensive income (loss)	(87)	—	(87)
Tax effect	(46)	—	(46)

Balances at March 31, 2023	$(103)	$(84)	$(187)

Balances at December 31, 2023	$(7)	$(16)	$(23)
Other comprehensive loss before reclassifications	—	(42)	(42)
Amounts reclassified from accumulated other comprehensive income (loss)	64	—	64
Tax effect	16	—	16

Balances at March 31, 2024	$73	$(58)	$15

Note 15. Stockholders’ Equity
As of December 31, 2023, 2,000,000,000 shares, $0.0001 par value per share are authorized, of which,
1,600,000,000
shares are designated as Class A common stock, 200,000,000 shares are designated as Class X common stock, 100,000,000 shares are designated as Class C common stock, and 100,000,000 shares are designated as preferred stock.
Common Stock
Holders of each share of each class of common stock are entitled to dividends when, as, and if declared by the Company’s board of directors (the “Board”), subject to the rights and preferences of any holders of preferred stock outstanding at the time. As of December 31, 2023, the Company had not declared any dividends. The holder of each Class A common stock is entitled to one vote, the holder of each share of Class X common stock is entitled to ten votes and except as otherwise required by law, the holder of each share of Class C common stock is not entitled to any voting powers.
On June 15, 2023, the Company and Carl Daikeler, the Company’s
co-founder
and CEO entered into a forfeiture agreement (“the Forfeiture Agreement”), pursuant to which Mr. Daikeler as of June 15, 2023 forfeited 160,000 shares of the Company’s common stock that he owned, comprised of 63,999 shares of Class A common stock and 96,001 shares of Class X common stock, each with a par value of $0.0001. No consideration was provided to Mr. Daikeler for the forfeiture of these shares.
On December 10, 2023, the Company entered into a securities purchase agreement for the issuance and sale of 420,769 shares of Class A common stock at a purchase price of $9.75 per share and pre-funded
warrants to purchase up to 122,821 shares of Class A common stock at a pre-funded
purchase price of $9.7499 per share with certain institutional investors in a registered direct offering. The pre-funded
warrants are immediately exercisable and have an exercise price of $0.0001 per share. The Company received proceeds of $4.9 million, net of placement agent fees. The pre-funded
warrants are exercisable at any time after their original issuance at the option of the holder, in the holder’s discretion, by (1) payment in full in cash for the number of shares of common stock purchased upon such exercise or (2) a cashless exercise, in which case the holder would receive upon such exercise the net number of shares of common stock determined accruing to the formula set forth in the pre-funded
warrant. The Company also issued 543,590 Common Stock Warrants to purchase 543,590 shares of Class A common stock at an exercise price of $11.24 per share in a concurrent private placement. The Common Stock Warrants may be exercised at any time beginning June 13, 2024 and will expire on June 13, 2029. In the event of certain fundamental transactions involving the Company as described in the Common Stock Warrant agreement, the holders of the Common Stock Warrants may require the Company to make a payment based on a Black-Scholes valuation, using specific inputs. The holders of the pre-funded
warrants do not have similar rights. Therefore, the Company accounted for the Common Stock Warrants as liabilities which were recorded at the fair value at their issuance date of $3.3 million. The gross proceeds were allocated to the Common Stock Warrants at their fair value ($3.3 million) with the remainder allocated proportionally to common stock ($1.6 million) and pre-funded
warrants ($0.4 million) based on the gross proceeds received. The issuance of the Class A common stock, the pre-funded
warrants and the Common Stock Warrants is collectively called the “Equity Offering”.
The
pre-funded
warrants were classified as a component of stockholder’s equity within additional paid in capital. The pre-funded
warrants are equity classified because they (1) are freestanding financial instruments that are legally detachable and separately exercisable from the common stock, (2) are immediately exercisable, (3) do not embody an obligation for the Company to repurchase its shares, (4) permit the holder to receive a fixed number of shares of common stock upon exercise, (5) are indexed to the Company’s common stock and (6) meet the equity classification criteria. The Company valued the pre-funded
warrants at issuance, concluding that their sales price approximated their fair value, and allocated gross proceeds from the Equity Offering after recording the Common Stock Warrant liability proportionately to the common stock and pre-funded
warrants. As of December 31, 2023, all of the
pre-funded
warrants were outstanding. On January 12, 2024, all of the
pre-funded
warrants were exercised by the investor and converted into 122,821 shares of Class A common stock.
Reverse Stock Split
At the 2023 Annual Shareholder Meeting, which was held on November 20, 2023, our stockholders approved an amendment to our second amended and restated certificate of incorporation to effect a reverse stock split of all of our issued and outstanding common stock by a ratio in the range of
1-for-10
to
1-for-50
.
On November 21, 2023, we effected a
1-for-50
reverse stock split of our issued and outstanding common stock. The reverse stock split ratio and the implementation and the timing of the reverse stock split were determined by our Board. The reverse stock split did not change the authorized number of shares or the par value of our common stock or preferred stock, but did effect a proportional adjustment to the number of common stock outstanding, the per share exercise price and the number of shares of common stock issuable upon the exercise of outstanding stock options, the number of shares of common stock issuable upon the vesting of restricted stock awards (“RSU’s”), the number of shares of common stock under the Employee Stock Purchase Plan (the “ESPP”), the conversion rate of our outstanding warrants into common stock and the number of shares of common stock eligible for issuance under our 2021 Stock Plan (the “2021 Plan”). No fractional shares were issued in connection with the reverse stock split. Each stockholder’s percentage ownership and proportional voting power generally remained unchanged as a result of the reverse stock split.
All applicable outstanding equity awards discussed below in Note 16,
Equity-Based Compensation,
have been adjusted retroactively for the
1-for-50
reverse stock split.
Accumulated Other Comprehensive Income (Loss)
The following table summarizes changes in accumulated other comprehensive income (loss), by component during the years ended December 31, 2023 and 2022 (in thousands):

	Unrealized Gain (Loss) on Derivatives	Foreign Currency Translation Adjustment	Total
Balances at December 31, 2021	$(32)	$11	$(21)
Other comprehensive income (loss) before reclassifications	24	(105)	(81)
Amounts reclassified from accumulated other comprehensive income (loss)	108	—	108
Tax effect	31	—	31

Balances at December 31, 2022	131	(94)	37
Other comprehensive income (loss) before reclassifications	(334)	78	(256)
Amounts reclassified from accumulated other comprehensive income (loss)	222	—	222
Tax effect	(26)	—	(26)

Balances at December 31, 2023	$(7)	$(16)	$(23)